Regulatory Capital - Additional Information (Detail)	Dec. 31, 2013
Banking and Thrift [Abstract]
Capital ratios in excess of current regulatory requirements, Tier 1 leverage ratio	10.00%
Capital ratios in excess of current regulatory requirements, Tier 1 risk-based capital ratio	11.00%
Capital ratios in excess of current regulatory requirements, Total risk-based capital ratio	12.00%
Tier 1 leverage capital required to be well capitalized to average assets	5.00%
Tier 1 leverage capital required for capital adequacy to average assets	4.00%
Tier 1 leverage capital required to be well capitalized to average assets	6.00%
Tier 1 risk-based capital required for capital adequacy to risk weighted assets	4.00%
Tier 1 leverage capital required to be well capitalized to average assets	10.00%
Total risk-based capital required for capital adequacy to risk weighted assets	8.00%